Alliance Municipal Trust -Florida Portfolio

ALLIANCE CAPITAL   [LOGO](R)




Semi-Annual Report
December 31, 2002
(unaudited)




STATEMENT OF NET ASSETS
December 31, 2002 (unaudited)

                                                     Alliance Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


Principal
 Amount
  (000)      Security(a)                             Yield               Value
-------------------------------------------------------------------------------

            MUNICIPAL BONDS-84.0%
            FLORIDA-75.0%
            Alachua County IDR
            (Florida Rock
            Industries, Inc.) AMT
    $5,000  11/01/22 (b)                             1.65%       $  5,000,000
            Brevard County School
            District TAN
            Series 03
     7,000  6/30/03                                  1.43           7,027,916
            Broward County HFA
            (Reflections Apartments)
            Series 99
     6,400  12/01/29 (b)                             1.60           6,400,000
            Broward County HFA
            MFHR
            (Jacaranda Village
            Apartments)
            Series 97
     3,130  9/01/22 (b)                              1.60           3,130,000
            Broward County HFA
            MFHR
            (Margate Investments
            Project)
     5,900  11/01/05 (b)                             1.60           5,900,000
            Broward County HFA
            MFHR
            (Sawgrass Pines
            Apartments)
            Series 93A AMT
     6,500  11/01/23 (b)                             1.67           6,500,000
            Broward County MFHR
            (Fishermens Landing)
            Series 99
     3,270  11/01/07 (b)                             1.60           3,270,000
            Charlotte County
            School District TAN
            Series 02
     5,000  6/30/03                                  1.33           5,022,391
            City of Tampa
            (Tampa Preparatory
            School, Inc.)
            Series 00
     2,000  11/01/25 (b)                             1.35           2,000,000
            Coconut Creek IDR
            (Elite Aluminum Corp.
            Project)
            Series 02 AMT
     2,000  11/01/22 (b)                             1.65           2,000,000
            Dade County IDA
            (Florida Convalescent
            Association Project)
            Series 86 AMT
     1,625  12/01/11 (b)                             1.85           1,625,000
            Duval County HFA
            MFHR
            (Glades Apartments Project)
            Series 02
     5,000  10/01/32 (b)                             1.60           5,000,000
            Escambia County
            (Gelman Sciences, Inc. Project)
            Series 96 AMT
     1,200  7/01/05 (b)                              1.65           1,200,000
            Florida Board of Education
            Series 02C
     6,950  6/01/03                                  1.45           7,000,907
            Florida HFA MFHR
            (Charleston Landings
            Apartments)
            Series 01I-A
     6,000  7/01/31 (b)                              1.40           6,000,000
            Florida HFA MFHR
            (EEE-Carlton Arms II)
     4,500  12/01/08 (b)                             1.65           4,500,000
            Florida HFA MFHR
            (Hampton Lakes)
            Series 85U
    10,800  7/01/08 (b)                              1.35          10,800,000
            Florida HFA MFHR
            (The Crossings Project)
            Series 87A
     1,000  2/01/08 (b)                              1.55           1,000,000
            Florida Housing Finance
            Corp. MFHR
            (Tuscany Lakes Apartments)
            Series 02K-1 AMT
     1,500  11/15/35 (b)                             1.67           1,500,000
            Florida Housing
            Finance Corp. MFHR
            (Victoria Park Apartments)
            Series 02J-1
     5,000  10/15/32 (b)                             1.55           5,000,000


1


STATEMENT OF NET ASSETS
(continued)

                                                     Alliance Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


Principal
 Amount
  (000)     Security(a)                             Yield               Value
-------------------------------------------------------------------------------

            Gulf Breeze
            (Florida Municipal Bond Fund)
            Series 96A
    $3,115  3/31/21 (b)                              1.55%       $  3,115,000
            Highlands County
            Health Facilities
            (Adventist Health System)
            Series 97A
     3,475  11/15/27 (b)                             1.55           3,475,000
            Highlands County
            Health Facilities
            (Adventist/Sunbelt)
            Series 96A
     5,150  11/15/26 (b)                             1.55           5,150,000
            Hillsborough County
            HFA MFHR
            (Brandon Crossing Apartments)
            Series 98A AMT
     7,895  12/01/32 (b)                             1.65           7,895,000
            Hillsborough County
            HFA MFHR
            (Royal Palm Key
            Apartments Project)
            Series 02 AMT
     5,930  7/15/35 (b)                              1.67           5,930,000
            Hillsborough County IDA
            (Tampa Metro Area
            YMCA Project)
            Series 00
     4,500  3/01/25 (b)                              1.60           4,500,000
            Hillsborough County
            IDR
            (Seaboard Tampa) AMT
     5,500  12/01/16 (b)                             1.75           5,500,000
            Jacksonville Economic
            Development Community
            (Bolles School Project)
            Series 99A
     2,390  7/01/14 (b)                              1.35           2,390,000
            Jacksonville Health Facilities
            (Genesis Rehabilitation
            Hospital)
            Series 96
       200  5/01/21 (b)                              1.75             200,000
            Jacksonville IDR
            (University of Florida
            Health Science Center)
            Series 89
       900  7/01/19 (b)                              1.75             900,000
            Lee County IDA
            (Cypress Cove at Healthpark)
            Series 02B
     2,850  10/01/07 (b)                             1.60           2,850,000
            Lee County IDA
            (Suncoast Aluminum)
            Series 02A AMT
     2,115  10/01/16 (b)                             1.65           2,115,000
            Manatee County HFA
            MFHR
            (Harbour Project)
            Series 90B
     2,200  12/01/07 (b)                             1.55           2,200,000
            Miami-Dade County
            Educational Facilities
            (Florida Memorial
            College Project)
            Series 98
     6,900  10/01/18 (b)                             1.60           6,900,000
            Miami-Dade County
            IDA
            (Dave & Mary Alper
            Jewish Community Project)
            Series 02
     5,100  4/01/32 (b)                              1.55           5,100,000
            Miami-Dade County IDA
            (Professional
            Modification Project)
            Series 98 AMT
     6,000  8/01/18 (b)                              1.45           6,000,000
            Ocean Highway &
            Port Authority
            Series 90 AMT
     6,700  12/01/20 (b)                             1.55           6,700,000
            Okeechobee County
            (Chambers Waste System)
            Series 89 AMT
     1,710  3/01/06 (b)                              1.65           1,710,000


         2


STATEMENT OF NET ASSETS
(continued)

                                                     Alliance Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


Principal
 Amount
  (000)     Security(a)                             Yield               Value
-------------------------------------------------------------------------------

            Orange County HFA
            (Osprey Ridge
            Apartments Project)
            Series 00H AMT
    $4,000  2/15/33 (b)                              1.67%       $  4,000,000
            Orange County HFA
            MFHR
            (Charleston Club Apartments)
            Series 01A
     6,000  7/15/34 (b)                              1.67           6,000,000
            Osceola County HFA
            MFHR
            (Regatta Bay Apartments)
            Series 02A AMT
     5,220  9/15/35 (b)                              1.67           5,220,000
            Palm Beach County
            (Raymond F. Kravis
            Center Project)
            Series 02
     6,000  7/01/32 (b)                              1.55           6,000,000
            Palm Beach County
            (Zoological Society Project)
            Series 01
     5,500  5/01/31 (b)                              1.60           5,500,000
            Palm Beach County
            Airport Revenue
            (Jet Aviation Project)
            Series 99 AMT
     3,000  11/01/14 (b)                             1.70           3,000,000
            Palm Beach County
            Educational Facilities
            (Atlantic College)
            Series 01
     1,400  12/01/31 (b)                             1.60           1,400,000
            Palm Beach County
            HFA MFHR
            (Mahogany Bay)
            Series 88C
     3,200  11/01/07 (b)                             1.35           3,200,000
            Palm Beach County
            School Board COP
            Series 02B
    15,000  8/01/27 (b)                              1.30          15,000,000
            Palm Beach IDR
            (Boca Raton
            Community Day School)
            Series 99
     4,600  9/01/20 (b)                              1.35           4,600,000
            Palm Beach IDR
            (Florida Convalescent
            Center Project) AMT
     2,010  11/01/11 (b)                             1.85           2,010,000
            Pinellas County
            Educational Facilities
            (Shorecrest Prep
            School Project)
            Series 01
     4,000  7/01/20 (b)                              1.60           4,000,000
            Pinellas County
            Health Facilities
            (Mease Manor, Inc.)
            Series 95
     3,360  11/01/15 (b)                             1.35           3,360,000
            Pinellas County School
            District TAN
            Series 03
     7,000  6/30/03                                  1.60           7,030,595
            Polk County IDA
            (Florida Treatt, Inc. Project)
            Series 01 AMT
     4,875  7/01/21 (b)                              1.70           4,875,000
            Seminole County
            School District TAN
            Series 03
     5,000  8/19/03                                  1.43           5,022,428
            St. John County IDA
            (Glenmoor at St. John's
            Project)
            Series 99C
     9,800  1/01/07 (b)                              1.35           9,800,000
            St. Lucie County IDR
            (Freedom Plastics Project)
            Series 00 AMT
     4,900  11/01/20 (b)                             1.68           4,900,000
            St. Lucie County PCR
            (Florida Power &
            Light Co. Project)
            Series 00
    15,800  9/01/28 (b)                              1.40          15,800,000
            Tampa Educational Facilities
            (Academy of the Holy Names Project)
            Series 01
     5,000  3/01/22 (b)                              1.55           5,000,000


         3


STATEMENT OF NET ASSETS
(continued)

                                                     Alliance Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


Principal
 Amount
  (000)     Security(a)                             Yield               Value
-------------------------------------------------------------------------------

            Tampa Occupational
            License Tax
            Series 02C FGIC
    $7,000  10/01/27 (b)                             1.40%       $  7,000,000
            University of Florida
            Athletic Association
            (Stadium Project)
            Series 90
       600  2/01/20 (b)                              1.85             600,000
                                                                 ------------
                                                                  285,824,237
                                                                 ------------

            NEVADA-2.6%
            Director of Business &
            Industry PCR
            (Barrick Goldstrike Mines)
            Series 99 AMT
    10,000  6/01/29 (b)                              1.65          10,000,000
                                                                 ------------

            OHIO-3.2%
            Cleveland Airport
            Systems Revenue
            Series 01C FSA
    12,400  1/01/31 (b)                              1.55          12,400,000
                                                                 ------------

            SOUTH CAROLINA-2.5%
            South Carolina EDA
            (Titan Wheel
            International, Inc.
            Project)
            Series 95 AMT
     9,500  2/01/10 (b)                              1.68           9,500,000
                                                                 ------------

            TEXAS-0.7%
            Gulf Coast Waste
            Disposal Authority
            (Amoco Oil Co.
            Project)
            Series 95 AMT
     2,540  7/01/27 (b)                              1.80           2,540,000
                                                                 ------------
            Total Municipal Bonds
            (amortized cost $320,264,237)                         320,264,237
                                                                 ------------

            COMMERCIAL PAPER-15.7%
            FLORIDA-15.7%
            Florida Local Government
            Commission
            Series A
     8,000  4/01/03                                  1.10           8,000,000
            Hillsborough County
            Aviation
            (Airport Facilities
            Subordinate Notes)
            Series D AMT
     6,000  2/03/03                                  1.30           6,000,000
            Hillsborough County
            Aviation
            (Airport Facilities
            Subordinate Notes)
            Series D AMT
     6,000  1/09/03                                  1.35           6,000,000
            Indian River
            (Hospital District)
            Series 90
     5,000  1/10/03                                  1.40           5,000,000
            Indian River
            (Hospital District)
            Series 90
     4,000  1/13/03                                  1.45           4,000,000
            Miami-Dade County
            Aviation
            (Miami International
            Airport)
            Series A AMT
     5,000  2/11/03                                  1.30           5,000,000
            Miami-Dade County
            Aviation
            (Miami International
            Airport)
            Series A AMT
     7,020  1/10/03                                  1.40           7,020,000
            Miami-Dade County Aviation
            (Miami International Airport)
            Series A AMT
     5,000  1/14/03                                  1.57           5,000,000


         4


STATEMENT OF NET ASSETS
(continued)

                                                     Alliance Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


Principal
 Amount
  (000)     Security(a)                             Yield               Value
-------------------------------------------------------------------------------

            Miami-Dade County Aviation
            (Miami International Airport)
            Series A AMT
    $3,500  1/09/03                                  1.65%       $  3,500,000
            Sarasota County Public
            Hospital Revenue
            (Sarasota Memorial Hospital)
            Series B
     4,250  1/16/03                                  1.50           4,250,000
            Sarasota County Public
            Hospital Revenue
            (Sarasota Memorial Hospital)
            Series C
     6,000  1/15/03                                  1.50           6,000,000
                                                                 ------------

            Total Commercial Paper
            (amortized cost $59,770,000)                           59,770,000
                                                                 ------------

            TOTAL INVESTMENTS-99.7%
            (amortized cost $380,034,237)                        $380,034,237
            Other assets less liabilities-0.3%                      1,302,088
                                                                 ------------

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            381,336,459 shares outstanding)                      $381,336,325
                                                                 ------------
                                                                 ------------

-------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:

     AMT  -  Alternative Minimum Tax
     COP  -  Certificate of Participation
     EDA  -  Economic Development Authority
     FGIC -  Financial Guaranty Insurance Company
     FSA  -  Financial Security Assurance
     HFA  -  Housing Finance Agency/Authority
     IDA  -  Industrial Development Authority
     IDR  -  Industrial Development Revenue
     MFHR -  Multi-Family Housing Revenue
     PCR  -  Pollution Control Revenue
     TAN  -  Tax Anticipation Note

     See notes to financial statements.


5


STATEMENT OF OPERATIONS
Six Months Ended December 31, 2002 (unaudited)
                                                     Alliance Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                         $1,652,505
EXPENSES
  Advisory fee (Note B)                        $  570,246
  Distribution assistance and
    administrative service (Note C)               499,200
  Custodian fees                                   40,779
  Transfer agency (Note B)                         24,834
  Printing                                         20,995
  Registration fees                                16,526
  Audit and legal fees                             15,706
  Trustees' fees                                      990
  Miscellaneous                                     3,418
                                                ---------

  Total expenses                                1,192,694
  Less: expense reimbursement (Note B)            (52,203)
                                                ---------

  Net expenses                                                      1,140,491
                                                                    ---------

NET INCREASE IN NET ASSETS
FROM OPERATIONS                                                     $ 512,014
                                                                    ---------

-------------------------------------------------------------------------------

See notes to financial statements.


6


STATEMENT OF CHANGES IN NET ASSETS
                                                    Alliance Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


                                       Six Months Ended
                                       December 31, 2002          Year Ended
                                          (unaudited)            June 30, 2002
                                      -------------------       --------------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income                     $512,014               $2,010,362
  Net realized loss on investment
    transactions                                  -0-                     (30)
                                        -------------            -------------
  Net increase in net assets
    from operations                          512,014                2,010,332

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                     (512,014)              (2,010,362)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase (decrease) (Note E)       173,719,606              (30,285,256)
                                        -------------            -------------
  Total increase (decrease)              173,719,606              (30,285,286)

NET ASSETS
  Beginning of period                    207,616,719              237,902,005
                                        -------------            -------------
  End of period                         $381,336,325             $207,616,719
                                        -------------            -------------
-------------------------------------------------------------------------------

See notes to financial statements.


7


NOTES TO FINANCIAL STATEMENTS
December 31, 2002 (unaudited)
                                                     Alliance Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio (the "Portfolio"), Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, AllianceMunicipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

-------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2002, the reimbursement amounted to $52,203.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS) a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,129 for the six months ended December 31, 2002.


8


NOTES TO FINANCIAL STATEMENTS
(continued)
                                                     Alliance Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2002, the distribution fee amounted to $285,123. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2002, such payments by the Portfolio amounted to $214,077 a portion of which was paid to the Adviser.

-------------------------------------------------------------------------------

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At December 31, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2002, the Portfolio had a capital loss carryforward of $104 which expires in the year 2005. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. Dividends paid from net investment income for the year ended June 30, 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

-------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. On December 31, 2002, capital paid-in aggregated $381,336,459. Transactions, all at $1.00 per share, were as follows:


                                         Six Months Ended          Year Ended
                                         December 31, 2002           June 30,
                                            (unaudited)                2002
                                         ------------------    ----------------
Shares sold                                 408,412,937           704,208,886
Shares issued on
  reinvestments of dividends                    512,014             2,010,362
Shares redeemed                            (235,205,345)         (736,504,504)
                                         ------------------    ----------------
Net increase (decrease)                     173,719,606           (30,285,256)
                                         ------------------    ----------------


9


FINANCIAL HIGHLIGHTS
                                   Alliance Municipal Trust - Florida Portfolio
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                            Six Months
                                            --------------------------------------------------------------------------
                                               Ended
                                            December 31,                       Year Ended June 30,
                                               2002      -------------------------------------------------------------
                                            (unaudited)       2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  ----------
Net asset value,
  beginning of period                          $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                            -----------  -----------  -----------  -----------  -----------  ----------
Income From Investment
Operations
Net investment income (a)                       .002         .008         .028         .028         .024         .028
                                            -----------  -----------  -----------  -----------  -----------  ----------
Less: Dividends
Dividends from net
  investment income                            (.002)       (.008)       (.028)       (.028)       (.024)       (.028)
                                            -----------  -----------  -----------  -----------  -----------  ----------
Net asset value,
  end of period                                $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                            -----------  -----------  -----------  -----------  -----------  ----------
                                            -----------  -----------  -----------  -----------  -----------  ----------
Total Return
Total investment return
  based on net asset
   value (b)                                      .23%         .85%        2.87%        2.82%        2.41%        2.87%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                           $381,336     $207,617     $237,902     $203,730     $136,916     $113,095
Ratio to average
  net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%(c)     1.00%        1.00%        1.00%        1.00%         .93%
  Expenses, before waivers and
    reimbursements                              1.05%(c)     1.04%        1.03%        1.08%        1.08%        1.06%
  Net investment income (a)                      .45%(c)      .83%        2.76%        2.79%        2.36%        2.82%



-------------------------------------------------------------------------------

(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distribution or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.


10


Alliance Municipal Trust -
Florida Portfolio

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672



TRUSTEES
John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS
John D. Carifa, Chairman
Susan L. Matteson, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
  Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

-------------------------------------------------------------------------------

(1)  Members of the Audit Committee


11


Alliance Municipal Trust - Florida Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

Option 1 Option 2

Fund Code 6 6 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

R These registered service msarks used under license from the owner, Alliance Capital Management L.P.

AMTFLSR1202